Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	¥ 718,675	¥ 674,691
Other receivables	55,964	73,999
Chargebacks and other allowances	(97,860)	(91,904)
Trade and other receivables	668,403	649,429
Accumulated impairment losses
Disclosure of financial assets [line items]
Trade and other receivables	¥ (8,376)	¥ (7,356)